SHARE CAPITAL AND SHARE OPTIONS - Share Options (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2002	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share options:
Options, outstanding (in shares)		3,835,000	3,835,000		4,017,000	3,835,000
Weighted average assumptions used:
Expected dividend yield		0.00%
Outstanding:
Options outstanding, beginning of year (in shares)		3,835,000
Options outstanding, granted in period (in shares)		440,000
Options outstanding, exercises in period (in shares)		(20,000)
Options outstanding, forfeitures in period (in shares)		(238,000)
Option outstanding, end of year (in shares)		4,017,000	3,835,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding, beginning of year (USD per share)		$ 39.81
Weighted average exercise price, options, grants in period (USD per share)		22.98
Weighted average exercise price, options, exercises in period (USD per share)		2.98
Weighted average exercise price, options, forfeitures in period (USD per share)		40.58
Weighted average exercise price, options, outstanding, end of year (USD per share)		$ 37.92	$ 39.81
Weighted average remaining contractual term, options, outstanding (in years)		3 years	3 years 10 months 25 days
Options exercisable, outstanding (in shares)					1,139,000	108,000	190,000
Options exercisable, weighted average exercise price (USD per share)					$ 37.92	$ 2.84	$ 3.97
Options exercisable, weighted average remaining contractual term (in years)		2 years 6 months 12 days	10 months	10 months 12 days
Intrinsic value of share options exercised		$ 0.3	$ 1.3	$ 0.4
Intrinsic value of share options outstanding and exercisable					$ 0.0	$ 0.0
Fair value of share options vested		13.6	0.1	0.1
Compensation cost		8.8	5.8	3.7
Capitalized costs		$ 1.8	$ 0.8	$ 0.6
Golar Scheme
Share options:
Options, outstanding (in shares)		3,800,000	2,200,000	2,200,000	4,000,000	3,800,000	2,200,000
Outstanding:
Options outstanding, beginning of year (in shares)		3,800,000	2,200,000
Option outstanding, end of year (in shares)		4,000,000	3,800,000	2,200,000
Employee Stock Options
Weighted average assumptions used:
Risk free interest rate		1.80%	1.80%	1.80%
Expected volatility of common stock		54.50%	55.00%	53.10%
Expected dividend yield		0.00%	0.00%	0.00%
Expected term of options (in years)		3 years 10 months	5 years	5 years
Outstanding:
Options outstanding, granted in period (in shares)		400,000	1,900,000
Weighted average exercise price:
Total unrecognized compensation cost					$ 20.0
Weighted average period of recognition for unrecognized compensation cost (in years)		1 year 7 months
Employee Stock Options | Golar Scheme
Share options:
Award term until expiration	5 years
Number of shares authorized for grant	0
Employee Stock Options | Golar Scheme | Minimum
Share options:
Award vesting period (in years)	3 years
Employee Stock Options | Golar Scheme | Maximum
Share options:
Award vesting period (in years)	4 years
Employee Stock Options | LTIP
Share options:
Number of shares authorized for grant					3,000,000
Originally Awarded From 2009-2011 | Employee Stock Options
Share options:
Options, outstanding (in shares)		95,138			95,138
Outstanding:
Option outstanding, end of year (in shares)		95,138
Weighted average exercise price:
Compensation cost		$ 0.6